RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 12:-     RELATED PARTY TRANSACTIONS AND BALANCES

a.
The Company receives certain services from C. Mer, a publicly traded company. Mr. Chaim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a former director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy. For the years ended December 31, 2016, 2015 and 2014, the Company paid or accrued $12, $11 and $11, respectively, with respect to the above mentioned expenses. In 2012 MTS Ltd. engaged with Mer Telecom Ltd., a subsidiary of C. Mer, in a deployment of its mobile financial services ("MFS") solution for a customer in Africa and completed the deployment in 2013. The Company recorded revenue in the amount of $ 14, $ 33 and $ 33 in 2016, 2015 and 2014, respectively. As of December 31, 2016 the solution was implemented, but the customer has not yet activated the solution.

In 2014, the Company engaged with Athena Ltd., a subsidiary of C. Mer, in a deployment of a MFS solution for a customer in Africa in the amount of $ 65. As of December 31, 2015, the solution was completed and delivered and therefore revenue was recognized in 2015.

From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, Inc., the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 12.5% of the Company's Ordinary shares as of December 31, 2016. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses recognized with respect to the above mentioned services were approximately $ 9, $9 and $ 30 for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. In each of the years ended December 31, 2016, 2015 and 2014, the Company paid or accrued $ 56 with respect to the above mentioned rent expenses.

Regarding liabilities to related party derived from the Vexigo acquisition, see note 1.c.

b.	Balances and transactions with related parties were as follows:

1. Balances with related parties:

	December 31,
	2016	2015

Other accounts receivable and prepaid expenses (Note 5)	$10	$10

Other accounts payable and accrued expenses (Note 9)	$1,220	$1,291

2. Transactions with related parties:

	Year ended December 31,
	2016	2015	2014

Revenues derived from a related party	$14	$33	$37

Amounts charged by related parties:

Cost of revenues	$36	$37	$83
Operating expenses	142	139	180

	$178	$176	$263